Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share-based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with Non-controlling interest	Accumulated loss	Equity attributable to owners of parent	Non-controlling interests	Total
Balance at Dec. 31, 2018		$ 44,597	$ 7,982	$ 1,714	$ 761	$ (859)	$ (43,672)	$ 10,523	$ 481	$ 11,004
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		2,200		298				2,498		2,498
Issuance of shares due to RSUs vesting		104		(104)
Exercise of warrants		85	(42)					43		43
Share-based payments				1,273				1,273		1,273
Transfer of derivative instrument from liability to equity (see Note 10D)			1,934					1,934		1,934
Total transactions with owners of the Company		2,389	1,892	1,467				5,748		5,748
Loss for the year							(5,850)	(5,850)	(43)	(5,893)
Balance at Dec. 31, 2019		46,986	9,874	3,181	761	(859)	(49,522)	10,421	438	10,859
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		21,200	14,825	2,723				38,748		38,748
Exercise of warrants		38,013	(23,780)	455				14,688		14,688
Share-based payments		889		1,756				2,645		2,645
Transfer of derivative instrument from liability to equity (see Note 10D)			27,386					27,386		27,386
ADS and warrants issued in connection with the purchase of a subsidiary (see Note 5B)		11,821	1,679					13,500		13,500
Total transactions with owners of the Company		71,923	20,110	4,934				96,967		96,967
Loss for the year							(27,999)	(27,999)	(75)	(28,074)
Balance at Dec. 31, 2020		118,909	29,984	8,115	761	(859)	(77,521)	79,389	363	79,752
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		540						540		540
Exercise of warrants		3,167	(1,967)					1,200		1,200
Share-based payments		1,335		747				2,082		2,082
Total transactions with owners of the Company		5,042	(1,967)	747				3,822		3,822
Loss for the year							(18,384)	(18,384)	(84)	(18,468)
Balance at Dec. 31, 2021		$ 123,951	$ 28,017	$ 8,862	$ 761	$ (859)	$ (95,905)	$ 64,827	$ 279	$ 65,106